Shareholder's Equity - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended			12 Months Ended		1 Months Ended			1 Months Ended
	Jul. 29, 2013 USD ($)	Sep. 06, 2012 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2010	Dec. 31, 2013 PRC Domestic Entities and the PRC Domestic Entities' subsidiaries	Dec. 31, 2013 Foreign Investment Enterprises	Sep. 30, 2010 Common Class A HKD Vote	Dec. 31, 2013 Common Class A HKD	Dec. 31, 2012 Common Class A HKD	Sep. 30, 2010 Common Class B HKD Vote	Dec. 31, 2013 Common Class B HKD	Dec. 31, 2012 Common Class B HKD
Shareholders Equity [Line Items]
Ordinary shares converted								50,767,426			25,298,329
Shares Authorized					600,000,000
Ordinary shares, par value								1	1.00	1.00	1	1.00	1.00
Ordinary shares, voting rights								1			10
Ordinary shares, convertible per number of Class A ordinary shares											1
Declaration of dividends	$ 81,046	$ 79,043
Description of Regulatory Assistance							A foreign invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts.
Description of Other Additional Regulatory Limitations						Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide a statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise's PRC statutory accounts.
Regulatory Restrictions on Payment of Dividends			As a result of these PRC laws and regulations that require annual appropriations of 10% of after-tax income to be set aside prior to payment of dividends as general reserve fund, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company.
Restricted net assets			$ 627,367	$ 540,840